Average Annual Total Returns{- Fidelity Total Emerging Markets Fund} - 10.31 Fidelity Emerging Markets Discovery & Total Emerging Markets Retail Combo PRO-11 - Fidelity Total Emerging Markets Fund	Fidelity Total Emerging Markets Fund Return Before Taxes Past 1 year	Fidelity Total Emerging Markets Fund Return Before Taxes Past 5 years	Fidelity Total Emerging Markets Fund Return Before Taxes Since Inception		Fidelity Total Emerging Markets Fund After Taxes on Distributions Past 1 year	Fidelity Total Emerging Markets Fund After Taxes on Distributions Past 5 years	Fidelity Total Emerging Markets Fund After Taxes on Distributions Since Inception		Fidelity Total Emerging Markets Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Total Emerging Markets Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Total Emerging Markets Fund After Taxes on Distributions and Sales Since Inception		IXYE0 Past 1 year	IXYE0 Past 5 years	IXYE0 Since Inception		F1738 Past 1 year	F1738 Past 5 years	F1738 Since Inception
Total	21.71%	7.16%	5.96%	[1]	20.75%	6.40%	5.37%	[1]	13.21%	5.39%	4.60%	[1]	18.47%	5.65%	4.27%	[1]	17.09%	5.95%	5.01%	[1]

[1]	(a)From November 1, 2011